Document And Entity Information	Jun. 22, 2022
Document Information [Line Items]
Entity, Registrant Name	NEXTDECADE CORPORATION
Document, Type	8-K
Document, Period End Date	Jun. 22, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36842
Entity, Tax Identification Number	46-5723951
Entity, Address, Address Line One	1000 Louisiana Street
Entity, Address, Address Line Two	Suite 3900
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77002
Local Phone Number	(713) 574-1880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NEXT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001612720